Document and Entity Information	May 02, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity File Number	001-39202
Entity Registrant Name	ANNOVIS BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2540421
Entity Address State Or Province	PA
Entity Address, Address Line One	101 Lindenwood Drive
Entity Address, Adress Line Two	Suite 225
Entity Address, City or Town	Malvern
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	875-3192
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ANVS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001477845
Amendment Flag	false